CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Series D Preferred Stock [Member]
Balance at Dec. 31, 2013	$ 22,416	$ 0	$ 174,000	$ (22)	$ (151,562)
Balance (in shares) at Dec. 31, 2013		155,687
Net loss	(18,978)	$ 0	0	0	(18,978)
Stock based compensation	625	0	625	0	0
Compensation granted in common stock	307	$ 0	307	0	0
Compensation granted in common stock (in Shares)		1,213
Issuance of common stock in connection with conversion of convertible notes payable	0
Issuance of stock as payment of 2011 and 2012 bonus	272	$ 0	272	0	0
Issuance of stock as payment of 2011 and 2012 bonus (in shares)		1,241
Issuance of common stock in connection with repayment of accrued interest	180	$ 0	180	0	0
Issuance of common stock in connection with repayment of accrued interest(in shares)		705
Issuance of stock - third offering	8,816	$ 0	8,816	0	0
Issuance of stock - third offering (in shares)		43,875
Issuance of stock - 15 million purchase agreement	439	$ 0	439	0	0
Issuance of stock - 15 million purchase agreement (in shares)		2,292
Issuance of stock - 1 million purchase agreement	961	$ 0	961	0	0
Issuance of stock - 1 million purchase agreement (in shares)		4,167
Issuance of stock - S-3 financing	1,302	$ 0	1,302	0	0
Issuance of stock - S-3 financing (in shares)		8,680
Issuance of stock to financing agent - Series A financing	17	$ 0	17	0	0
Issuance of stock to financing agent - Series A financing (in shares)		276
Amortization of commitment fees	0
Issuance of common stock in connection with repayment of accrued interest	180
Balance at Dec. 31, 2014	16,357	$ 0	186,919	(22)	(170,540)
Balance (in shares) at Dec. 31, 2014		218,136
Net loss	(17,857)	$ 0	0	0	(17,857)
Stock based compensation	530	0	530	0	0
Compensation granted in common stock	1,834	$ 0	1,834	0	0
Compensation granted in common stock (in Shares)		152,789
Issuance of common stock in connection with underwritten offering	1,302	$ 0	1,302	0	0
Issuance of common stock in connection with underwritten offering (in shares)		212,500
Issuance of common stock in connection with Series B Preferred Stock conversion (related parties) See Note 13.	1,003	$ 0	1,003	0	0
Issuance of common stock in connection with Series B Preferred Stock conversion (related parties) See Note 13.(in shares)		18,566
Issuance of common stock in connection with Series B Preferred Stock conversion	474	$ 0	474	0	0
Issuance of common stock in connection with Series B Preferred Stock conversion (in shares)		15,226
Issuance of common stock in connection with conversion of convertible notes payable	5,677	$ 0	150	0	0
Issuance of common stock in connection with conversion of convertible notes payable (in shares)		63,192
Issuance of common stock in settlement of due to related party (MBTH)	1,756	$ 0	1,756	0	0
Issuance of common stock in settlement of due to related party (MBTH) (in shares)		33,259
Amortization of commitment fees	294	$ 0	(294)	0	0
Issuance of common stock in connection with Series A Preferred Stock conversion See Note 13.	1,011	$ 0	1,011	0	0
Issuance of common stock in connection with Series A Preferred Stock conversion See Note 13. (in shares)		19,937
Issuance of common stock in connection with Series C Preferred Stock conversion	3,189	$ 0	3,189	0	0
Issuance of common stock in connection with Series C Preferred Stock conversion (in shares)		78,877
Issuance of common stock in connection with settlement of amounts due to related parties	24	$ 0	24	0	0
Issuance of common stock in connection with settlement of amounts due to related parties (in shares)		442
Issuance of common stock in connection with Series B Financing See Note 13.	10	$ 0	10	0	0
Issuance of common stock in connection with Series B Financing See Note 13. (in shares)		205
Issuance of common stock in connection with Series C Financing See Note 13.	53	$ 0	53	0	0
Issuance of common stock in connection with Series C Financing See Note 13. (in shares)		989
Issuance of common stock in connection with repayment of accrued interest	180	$ 0	180	0	0
Issuance of common stock in connection with repayment of accrued interest (in shares)		16,703
Issuance of common stock in connection with reclassification of derivative liability and warrant exercise	3,147	$ 0	3,147	0	0
Issuance of common stock in connection with reclassification of derivative liability and warrant exercise (in shares)		780,416
Issuance of common stock in connection with conversion of advances from related parties	500	$ 0	500	0	0
Issuance of common stock in connection with conversion of advances from related parties (in shares)		74,405
Preferred stock dividends and deemed dividends	(3,079)	$ 0	(3,079)		0
Balance at Dec. 31, 2015	10,291	$ 0	198,710	(22)	(188,397)	$ 0
Balance (in shares) at Dec. 31, 2015		1,685,642				0
Net loss	(11,750)	$ 0	0	0	(11,750)
Recognition of preferred stock issuable to IMT and issuance of initial tranches (See Note 1)	2,500	$ 0	2,500	0	0	$ 0
Recognition of preferred stock issuable to IMT and issuance of initial tranches (See Note 1) (in shares)		0				3,750,000
Stock based compensation	159	$ 0	159	0	0	$ 0
Compensation granted in common stock	1,960	$ 0	1,960	0	0	$ 0
Compensation granted in common stock (in Shares)		2,823,091				0
Issuance of common stock in connection with underwritten offering	1,186	$ 0	1,186	0	0	$ 0
Issuance of common stock in connection with underwritten offering (in shares)		8,466,667				0
Issuance of common stock to settle amounts due to related parties	304	$ 0	304	0	0	$ 0
Issuance of common stock to settle amounts due to related parties (in shares)		236,498				0
Issuance of common stock in connection with Series B Preferred Stock conversion	4,530	$ 0	4,530	0	0	$ 0
Issuance of common stock in connection with Series B Preferred Stock conversion (in shares)		3,262,930				0
Issuance of common stock in connection with Series D Preferred Stock conversion	0	$ 0	0	0	0	$ 0
Issuance of common stock in connection with Series D Preferred Stock conversion (in shares)		1,458,338				(1,750,000)
Issuance of common stock in connection with warrant exercise	492	$ 0	492	0	0	$ 0
Issuance of common stock in connection with warrant exercise (in shares)		644,658				0
Issuance of common stock in connection with conversion of convertible notes payable	610	$ 0	610	0	0	$ 0
Issuance of common stock in connection with conversion of convertible notes payable (in shares)		609,123				0
Reclassification of derivative liabilities	2,379	$ 0	2,379	0	0	$ 0
Issuance of common stock in connection with repayment of accrued interest	90	$ 0	90	0	0	$ 0
Issuance of common stock in connection with repayment of accrued interest(in shares)		96,526				0
Issuance of common stock in settlement of due to related party (MBTH)	0
Amortization of commitment fees	0
Preferred stock dividends and deemed dividends	(1,808)	$ 0	(1,808)	0	0	$ 0
Balance at Sep. 30, 2016	$ 10,943	$ 0	$ 211,112	$ (22)	$ (200,147)	$ 0
Balance (in shares) at Sep. 30, 2016		19,283,473				2,000,000